Commitments and Contingencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) [Line Items]
Marketing and advertising	$ 6,100,000		$ 6,100,000	$ 6,700,000
Contractual terms			2 years
Expenses incurred	3,199,174	$ 5,298,707	$ 18,972,025	9,251,854
Co-Branded Advertising Spend [Member]
Commitments and Contingencies (Details) [Line Items]
Marketing and advertising			19,400,000	35,100,000
Co-Branded Marketing and Advertising [Member]
Commitments and Contingencies (Details) [Line Items]
Marketing and advertising	$ 16,100,000		19,400,000
Contractual terms	2 years
Expenses incurred	$ 3,061,110	$ 4,361,830	$ 17,023,522	$ 6,496,361